Related Party Transactions (Details Narrative) - Subsequent Event Type Domain		1 Months Ended						2 Months Ended	3 Months Ended		11 Months Ended
	Jul. 03, 2014 USD ($)	May. 31, 2015 shares	May. 22, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	May. 31, 2014 USD ($) shares	Mar. 31, 2013 USD ($)	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares
Promissory note principal amount	$ 30,000
Promissory note loan bear interest rate	6.00%
Promissory note loan maturity date	Jul. 01, 2015
Preferred stock shares purchased | shares				0					0		0	0
Proceeds from preferred stock								$ 530,000	$ 0			$ 530,000
Private placement offering | shares		3,531,104							3,362,104
Common stock shares purchased | shares				5,493,200					12,392,115		5,493,200	5,493,200
Proceeds from Common stock shares purchased								$ 1	$ 4,241,627			$ 35,001
Converted note into shares										$ 10,000
Net note investment remaining									$ 645,000
Cancellation Common Stock | $ / shares			$ 9,854,019
Private Placement [Member]
Share exchanged for Parent common stock | shares		324,082
Private placement offering | shares		3,531,104
Sale of common stock			On May 22, 2015, concurrently with the closing of the Merger, and as a condition to the Merger, we held a closing on a private placement offering in which we sold 3,531,104 shares of our Common Stock, at a purchase price of $1.50 per share. On June 10, 2015, we completed a second and final closing of the private placement offering in which we sold an additional 261,000 shares of common stock. In total, we sold an aggregate of 3,792,104 shares of common stock.
Aggregate gross proceeds from the offering			$ 5,688,156
Placement agent fees and offering expenses			$ 801,581
Seven Investor [Member]
Preferred stock shares purchased | shares					5,300	5,300		5,300
Proceeds from preferred stock					$ 530,000	$ 530,000
Chief Executive Officer [Member]
Preferred stock shares purchased | shares					1,750			1,750
Proceeds from preferred stock					$ 175,000
Loan in exchange of convertible note				$ 200,000
Management fee					175,000
Related party transaction					$ 30,000
Related party loan term					12 months
Director [Member]
Preferred stock shares purchased | shares					2,300			2,300
Proceeds from preferred stock					$ 230,000
Number of directors				2	3
Loan in exchange of convertible note				$ 355,000
Director [Member] | Private Placement [Member]
Common stock shares purchased | shares				17,000							17,000	17,000
Proceeds from Common stock shares purchased											$ 25,500
Vice President of Operations [Member] | Private Placement [Member]
Common stock shares purchased | shares				17,000							17,000	17,000
Proceeds from Common stock shares purchased											$ 25,500
Investors related to CEO [Member] | Private Placement [Member]
Common stock shares purchased | shares				190,000							190,000	190,000
Proceeds from Common stock shares purchased											$ 285,000
Conversion of a convertible note common stock | shares											130,000
Additional related party [Member] | Private Placement [Member]
Common stock shares purchased | shares				135,000							135,000	135,000
Proceeds from Common stock shares purchased											$ 202,500
Ownership Percentage additional related party				16.30%							16.30%	16.30%
founders and angel investors [Member]
Capital contribution					$ 30,000
Purchased principal amount							$ 200,000
Issued convertible notes in exchange for investments							655,000
Legal and audit expenses							$ 35,000